Share capital (Details)													12 Months Ended
	May 23, 2025 USD ($) shares	May 05, 2025 shares	Mar. 28, 2025 USD ($)	Mar. 28, 2025 CAD ($)	Mar. 25, 2025 USD ($) shares	Mar. 06, 2025 USD ($)	Mar. 06, 2025 CAD ($)	Feb. 26, 2025 USD ($) shares	Feb. 07, 2025 USD ($) shares	Jan. 20, 2025 USD ($)	Jan. 20, 2025 CAD ($)	Nov. 30, 2023	Dec. 31, 2025 USD ($) vote $ / shares shares	Dec. 31, 2025 CAD ($) vote $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 CAD ($) $ / shares shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 $ / shares	Dec. 31, 2025 $ / shares	Jul. 21, 2025 $ / shares
Share capital (Details) [Line Items]
Multiple voting shares													276,660	276,660
Number of vote per share (in vote) | vote													(1)	(1)
Plan of arrangement reorganization, description												The Company cancelled all 2 Class A Shares of the Company and reissued 1 new Class B shares and 2 new Class A Shares. The Company cancelled all 605,795 Class B shares outstanding and reissued 605,795 new Class B shares. There was 1 previously issued Class B share that was removed due to an administrative adjustment. The Company also cancelled and reissued 94,473 FSD Pharma New Distribution Warrants. Each holder of the Company’s Class A shares, Class B shares and the FSD Pharma New Distribution Warrants was distributed a share of Unbuzzd from the Company for each Class A share, Class B share and New Distribution Warrant held. As a result, the Company issued 703,270 shares of Unbuzzd which was recognized as a deemed dividend of $8,673 with a corresponding adjustment to NCI.
Net cash upon control of subsidiary (in Dollars) | $													$ 0		$ 0		$ 31,783
Net proceeds (in Dollars) | $													338,331		10,670,618		$ 34
RSU converted to shares (in Dollars) | $															$ 7,500
RSU converted to shares, amount															31,009	31,009
Warrants issued															80,000	80,000
Convertible debentures amount converted (in Dollars) | $	$ (81,079)				$ (1,188)			$ (21,178)	$ (27,845)				(81,090)
Proceeds from convertible debentures (in Dollars)			$ 1,683,352	$ 2,420,000		$ 69,890	$ 100,000			$ 1,032,744	$ 1,480,000		$ 2,000,000		$ 702,700	$ 1,000,000
Warrants were expired shares													8,500	8,500
Cash proceeds (in Dollars) | $													$ 43,257
Total amount transferred to share capital (in Dollars) | $													99,588
Reversal of warrant liability (in Dollars) | $													$ 56,331
Warrants issued in connection with convertible debentures													418,306	418,306
Exercised on cashless basis													346,230	346,230
Shares price per shares | $ / shares																				$ 0.4
Incurred a net gain on settlement of debt (in Dollars) | $													$ 43,336
Shares issued, shares													45,079	45,079
Subscription receivable (in Dollars) | $													$ 54,705
Total amount of warrants issued													426,806	426,806
ATM Agreement [Member]
Share capital (Details) [Line Items]
Aggregate offering price (in Dollars) | $															$ 11,154,232
Issued stock shares for common share															1,384,783	1,384,783
Net proceeds amount (in Dollars) | $															$ 11,146,731
Cash commission (in Dollars) | $													$ 10,058		$ 334,403
Commission percentage													2.50%	2.50%	3.00%	3.00%
Trading expenses (in Dollars) | $													$ 1,425		$ 141,789
Net cash upon control of subsidiary (in Dollars) | $													11,483		476,192
Net proceeds (in Dollars) | $													337,785		10,670,539
Issued stock shares value for common share															$ 79	$ 108
Share issue related cost to other receivables (in Dollars) | $													$ 1,653
December 2024 Debentures [Member]
Share capital (Details) [Line Items]
Warrants issued													152,577	152,577
March 6, 2025 Debentures [Member]
Share capital (Details) [Line Items]
Warrants issued													10,309	10,309
March 6, 2025 December 2024 Debentures [Member]
Share capital (Details) [Line Items]
Warrants issued													346,806	346,806
Restricted Stock Units Two [Member]
Share capital (Details) [Line Items]
Share options exercised, shares													32,690	32,690
Share options exchange, exercise price | $ / shares													$ 32,690
Restricted Stock Units One [Member]
Share capital (Details) [Line Items]
Share options exercised, shares													60,000	60,000
Share options exchange, exercise price | (per share)													$ 6.3	$ 60,000
Warrants [member]
Share capital (Details) [Line Items]
Issued stock shares for services																	61,154
Issued stock shares value for services (in Dollars) | $																	$ 1,384,970
Recognized warrants expense (in Dollars) | $																	1,372,763
Recognized expense (in Dollars) | $																	$ 12,206
Warrants expired															20,770	20,770	2,047
Warrants issued													183,920	183,920
Warrants expired unexercised													130,338	130,338
Class B Subordinate Voting Shares [Member]
Share capital (Details) [Line Items]
Share repurchase, shares																	29,303
Issued stock shares for services															248,160	248,160
Issued stock shares value for services (in Dollars) | $															$ 1,017,456
PSUs converted to shares, shares																	41,848
Share options exercised, shares																	323
Share options exchange, exercise price | (per share)															$ 4.13			$ 84.5
Exchange of option exercised shares																	323
Share based payments																	555
Share based payments (in Dollars) | $																	$ 36,000
Issued share of settle debts													73,744	73,744	53,263	53,263
Issued share of settle debts, amount (in Dollars) | $																$ 972,757
Number of RSU shares issued															846	846
Warrants cancelled, shares															7,692	7,692
Exercise price (in Dollars per share) | $ / shares																$ 97.5
RSU converted to shares (in Dollars) | $															$ 7,500
Debentures converted to subordinate shares	105,840	103,534			25,257			221,237	152,577
Convertible debentures amount converted (in Dollars) | $	$ 1,603,513				$ 100,000
Convertible debentures total amount converted	209,374
Warrants were expired shares													8,500	8,500
Settled an aggregate amount (in Dollars) | $													$ 775,087
Class B Subordinate Voting Shares [Member] | Bottom of range [member]
Share capital (Details) [Line Items]
Share options exchange, exercise price | $ / shares														$ 18
Class B Subordinate Voting Shares [Member] | Top of range [member]
Share capital (Details) [Line Items]
Share options exchange, exercise price | $ / shares														$ 38
Class B Subordinate Voting Shares [Member] | Share Capital [Member]
Share capital (Details) [Line Items]
Debentures converted to subordinate shares													373,814	373,814
Convertible debentures amount converted (in Dollars) | $													$ 2,372,839
Class A Multiple Voting Shares [Member]
Share capital (Details) [Line Items]
Shares price per shares | $ / shares																			$ 25
Shares issued, shares													30	30
Total proceeds													$ 546	$ 750
Class A Multiple Voting Shares [Member] | ATM Agreement [Member]
Share capital (Details) [Line Items]
Issued shares class B subordinate voting shares															10	10
Class B Common Stock [Member]
Share capital (Details) [Line Items]
Share options exercised, shares													37,192	37,192
Share based payments													37,192	37,192
Debentures converted to subordinate shares													376,347	376,347
Convertible debentures amount converted (in Dollars) | $													$ 4,184,705
Notes and debentures issued (in Dollars) | $					$ 31,188
Proceeds from convertible debentures (in Dollars) | $													$ 148,086
Class B Common Stock [Member] | Bottom of range [member]
Share capital (Details) [Line Items]
Share options exchange, exercise price | $ / shares														$ 5.25
Shares price per shares | $ / shares													$ 7.21
Class B Common Stock [Member] | Top of range [member]
Share capital (Details) [Line Items]
Share options exchange, exercise price | $ / shares														$ 6.6
Shares price per shares | $ / shares													$ 29.99
Class B Common Stock [Member] | Restricted Stock Units Two [Member]
Share capital (Details) [Line Items]
Convertible debentures amount converted (in Dollars) | $													$ 378,000
Class B Common Stock [Member] | Restricted Stock Units One [Member]
Share capital (Details) [Line Items]
Convertible debentures amount converted (in Dollars) | $													137,625
Class B Common Stock [Member] | Share Capital [Member]
Share capital (Details) [Line Items]
Share based payments (in Dollars) | $													232,444
Class A Common Stock [Member]
Share capital (Details) [Line Items]
Total proceeds													$ 402,320	$ 347,615